Deferred Payment Receivable (Schedule of Deferred Payment Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred payment receivable [Abstract]
Deferred payment receivable		$ 204,299
Per annum interest rate on four-year deferred payment obligation	8.00%
Deferred repayment receivable	$ 218,000
Deferred net of taxes	$ 188,000